EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 1,273	$ 541	$ 609
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	53	130
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	854	73
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	454	36
Carrying value	379	0
Publicly Listed | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	38	36
Carrying value	0	0
Publicly Listed | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	416	0
Carrying value	$ 379	$ 0